Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Summary of Noncontrolling Interests

The following table reflects the effects on the Company’s equity for the years ended December 31, 2012 and 2011 related to these buyouts in the Company’s ownership interest in consolidated subsidiaries (amounts in thousands):

December 31, 2012:
Decrease in carrying value of noncontrolling interests for purchase of noncontrolling interests in subsidiaries	$2,053
Increase in Company’s capital in excess of par value for purchase of noncontrolling interests in subsidiaries	(1,334)
Total cash consideration paid in exchange for purchase of noncontrolling interests	$719

December 31, 2011:
Decrease in carrying value of noncontrolling interests for purchase of noncontrolling interests in subsidiaries	$6,297
Decrease in Company’s capital in excess of par value for purchase of noncontrolling interests in subsidiaries	995
Total cash consideration paid in exchange for purchase of noncontrolling interests	$7,292